Interest in associates	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Interest in associates
24	Interest in associates

	2021 RMB million	2020 RMB million
Share of net assets	2,637	2,449

All the Group’s associates are unlisted without
quoted
market price. The particulars of the Group’s principal associates as at December 31, 2021 are as follows:

			Proportion of ownership interest held by
	Place of establishment / operation	Group’s effective interest	The Company	Subsidiaries	Proportion of voting rights held by the Group	Principal activity
China Southern Airlines Group Finance Company Limited (“Finance Company”)	PRC	48.59%	41.81%	6.78%	48.59%	Provision of airlines financial services
Sichuan Airlines Co.,Ltd. (“Sichuan Airlines”)	PRC	39%	39%	—	39%	Airline transportation
Southern Airlines Culture and Media Co., Ltd.(“SACM”)	PRC	40%	40%	—	40%	Advertising services
Shenyang Konggang Logistic Co.,Ltd. (“Shenyang Konggang”)	PRC	45%	45%	—	45%	Ground services
Beijing Xingming Lake Jinyan Hotel Co., Ltd.	PRC	49%	—	49%	49%	Catering and accommodation services
Shangzhou Aviation Logistics Co., Ltd.	PRC	37.90%	—	37.90%	37.90%	Airline transportation
Beijing Airport Inflight Kitchen Co.,Ltd.	PRC	30%	30%	—	30%	Air catering services
Xinjiang Civil Aviation Property Management Limited	PRC	42.80%	42.80%	—	42.80%	Property management

There is no associate that is individually material to the Group.
The Group has interest in a number of individually immaterial associates that are accounted for using the equity method. The aggregate financial information of these associates is summarized as following:

	2021 RMB million	2020 RMB million	2019 RMB million
Aggregate carrying amount of individually immaterial associates	2,637	2,449	3,322
Aggregate amounts of the Group’s share of:
Profit/(loss) from continuing operations	9	(776)	(178)
Other comprehensive income	1	(5)	3

Total comprehensive income	10	(781)	(175)